Commitments and Contingencies (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Loss Contingencies [Line Items]
Rental expense					$ 200,000	$ 200,000
Lease costs	$ 100,000	$ 100,000	$ 200,000	$ 100,000
Employee Benefit Plans
Loss Contingencies [Line Items]
Description of employee benefit plans			Under the plan, the Company matches 100% of employees’ contributions up to 5% of the annual eligible compensation contributed by each employee, subject to Internal Revenue Code limitations.		Under the plan, the Company matches 100% of employees’ contributions up to 5% of annual eligible compensation contributed by each employee, subject to Internal Revenue Code limitations.
Maximum annual eligible compensation contributed by each employee			5.00%		5.00%
Operating Expenses					$ 200,000	$ 200,000
Employee Benefit Plans | Maximum
Loss Contingencies [Line Items]
Operating Expenses	$ 100,000			$ 100,000
Employee Benefit Plans | U.K.
Loss Contingencies [Line Items]
Description of employee benefit plans			The Company also adopted a defined contribution pension scheme which allows for U.K. employees to make contributions and provides U.K. employees with a Company contribution of 10% of compensation, subject to U.K. law.		The Company also adopted a defined contribution pension scheme which allows for U.K. employees to make contributions and provides U.K. employees with a Company contribution of 10% of compensation, subject to U.K. law.
Maximum annual eligible compensation contributed by each employee			10.00%		10.00%